Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.19757%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$834,258.35

Principal:
Principal Collections	$13,149,004.74
Prepayments in Full	$5,185,533.23
Liquidation Proceeds	$81,283.00
Recoveries	$18,115.63
Sub Total	$18,433,936.60
Collections	$19,268,194.95

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,268,194.95

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,268,194.95
Servicing Fee	$272,359.97	$272,359.97	$0.00	$0.00	$18,995,834.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,995,834.98
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,995,834.98
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,995,834.98
Interest - Class A-3 Notes	$367,002.84	$367,002.84	$0.00	$0.00	$18,628,832.14
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$18,285,612.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,285,612.14
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$18,166,923.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,166,923.97
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$18,081,846.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,081,846.89
Regular Principal Payment	$16,642,907.47	$16,642,907.47	$0.00	$0.00	$1,438,939.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,438,939.42
Residual Released to Depositor	$0.00	$1,438,939.42	$0.00	$0.00	$0.00
Total		$19,268,194.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,642,907.47
Total					$16,642,907.47

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,642,907.47	$51.84	$367,002.84	$1.14	$17,009,910.31	$52.98
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$16,642,907.47	$15.81	$913,988.09	$0.87	$17,556,895.56	$16.68

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$117,754,922.47	0.3668149	$101,112,015.00	0.3149711
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$275,184,922.47	0.2614261	$258,542,015.00	0.2456153

Pool Information
Weighted Average APR	3.023%	3.038%
Weighted Average Remaining Term	30.53	29.82
Number of Receivables Outstanding	18,495	17,926
Pool Balance	$326,831,964.36	$308,053,194.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$298,508,457.06	$281,583,868.04
Pool Factor	0.2785298	0.2625263

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$26,469,326.46
Targeted Overcollateralization Amount	$49,511,179.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$49,511,179.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$362,948.89
(Recoveries)		55	$18,115.63
Net Loss for Current Collection Period			$344,833.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2661%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2383%
Second Prior Collection Period			0.6831%
Prior Collection Period			0.9150%
Current Collection Period			1.3035%
Four Month Average (Current and Prior Three Collection Periods)			0.7850%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,372	$6,243,200.74
(Cumulative Recoveries)			$1,292,901.06
Cumulative Net Loss for All Collection Periods			$4,950,299.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4219%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,550.44
Average Net Loss for Receivables that have experienced a Realized Loss			$3,608.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.65%	218	$5,089,852.57
61-90 Days Delinquent	0.26%	34	$805,938.53
91-120 Days Delinquent	0.02%	3	$55,794.10
Over 120 Days Delinquent	0.23%	19	$697,893.81
Total Delinquent Receivables	2.16%	274	$6,649,479.01

Repossession Inventory:
Repossessed in the Current Collection Period		3	$45,937.89
Total Repossessed Inventory		13	$373,357.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3100%
Prior Collection Period			0.2758%
Current Collection Period			0.3124%
Three Month Average			0.2994%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5063%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	31

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$1,999,105.90
2 Months Extended	90	$2,060,593.55
3+ Months Extended	16	$376,509.43

Total Receivables Extended	188	$4,436,208.88
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer